Matthews Emerging Markets Discovery Active ETF Annual Total Returns	12 Months Ended
Dec. 31, 2025
Matthews Emerging Markets Discovery Active ETF | ETF
Prospectus [Line Items]
Annual Return [Percent]	11.14%